Asset Retirement Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations

16. Asset Retirement Obligations

The Company’s AROs mostly relate to the retirement of solar park land or buildings. The discount rate used to estimate the present value of the expected future cash flows for the three months ended March 31, 2024 and the year ended December 31, 2023 was 7.7%.

Activity
ARO Liability - Balance January 1, 2023	$397
Additional obligations incurred	-
Disposals	(235)
Accretion expense	24
Foreign exchange gain/(loss)	11
ARO Liability - Balance December 31, 2023	$197
Additional obligations incurred	-
Disposals	-
Accretion expense	3
Foreign exchange gain/(loss)	(4)
ARO Liability -- March 31, 2024	$196

18.	Asset Retirement Obligations

The Company’s AROs mostly relate to the retirement of solar park land or buildings. The discount rate used to estimate the present value of the expected future cash flows for the year ended December 31, 2023 and 2022 was 7.5% and 7.1%, respectively.

Activity
ARO Liability - Balance January 1, 2022	$411
Additional obligations incurred	-
Accretion expense	20
Foreign exchange gain/(loss)	(34)
ARO Liability - Balance December 31, 2022	$397
Additional obligations incurred	-
Disposals	(235)
Accretion expense	24
Foreign exchange gain/(loss)	11
ARO Liability -- December 31, 2023	$197